As filed with the Securities and Exchange Commission on October 25, 2002.

                                                              File No. 2-75925

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

   Pre-Effective Amendment No.  ______                            [ ]

   Post-Effective Amendment No. ______                            [ ]


                    FRANKLIN FEDERAL TAX-FREE INCOME FUND
                    -------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                                --------------
                (Registrant's Area Code and Telephone Number)


                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
  (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                    Code)

                           MURRAY L. SIMPSON, ESQUIRE
                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098


Title of the securities being registered: Shares of common stock with no par value per share, of Franklin Federal Tax-Free Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                     PART A






                       FRANKLIN TEXAS TAX-FREE INCOME FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Shareholders' Meeting scheduled for February 6, 2003 at 10:00 a.m. Pacific time. They discuss the proposal to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                          TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.

                     This page intentionally left blank.

                       FRANKLIN TEXAS TAX-FREE INCOME FUND
                      (A SERIES OF FRANKLIN TAX-FREE TRUST)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906

Dear Shareholders:

      Enclosed is a Notice of Meeting for a Special Shareholders' Meeting ("Meeting") of Franklin Texas Tax-Free Income Fund ("Texas Fund" or the "Fund"), a series of Franklin Tax-Free Trust ("Tax-Free Trust"). The Meeting is scheduled for February 6, 2003 at 10:00 a.m. Pacific time at One Franklin Parkway, San Mateo, CA 94403. The accompanying materials describe an important proposal that may affect the future of Texas Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD

      This Meeting is very important. The Trustees of your Fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of Texas Fund being exchanged for those of a fund called Franklin Federal Tax-Free Income Fund ("Federal Fund"). If the shareholders of your Fund approve the proposal, you will receive shares of Federal Fund equal in value to your investment in Texas Fund. You will no longer be a shareholder of Texas Fund, and you will instead be a shareholder of Federal Fund. Texas Fund will no longer exist after the reorganization is completed.

      The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

      The Trustees recommend this transaction because the projected growth of assets of Texas Fund is not sufficient to continue to offer a fund with competitive performance and high quality service to shareholders over the long term. Federal Fund has substantially similar investment goals and investment policies as Texas Fund, as well as a significantly larger asset base and historically lower expense ratios and a lower management fee than Texas Fund. The greater asset size of Federal Fund is expected to benefit the shareholders of Texas Fund through economies of scale that will result in Texas Fund shareholders immediately receiving the benefit of lower annual expense ratios. In addition, because of the larger size of Federal Fund and more stable base for asset management, shareholders may benefit from further reductions in expenses. Franklin Advisers, Inc ("Advisers") manages both Federal Fund and Texas Fund.

      Please take the time to review this document and vote now. THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

[] To ensure that your vote is counted, indicate your position on the enclosed proxy card.

[]    Sign and return your card promptly.

[]    You may also vote by telephone or over the Internet.

[] If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                                         Sincerely,



                                                      /s/Rupert H. Johnson, Jr.
                                                         President

                     This page intentionally left blank.





                       FRANKLIN TEXAS TAX-FREE INCOME FUND
                      (A SERIES OF FRANKLIN TAX-FREE TRUST)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                   NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                         TO BE HELD ON FEBRUARY 6, 2003

To the Shareholders of Franklin Texas Tax-Free Income Fund:

      NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting (the "Meeting") of Franklin Texas Tax-Free Income Fund ("Texas Fund"), a series of Franklin Tax-Free Trust ("Tax-Free Trust"), will be held at One Franklin Parkway, San Mateo, CA 94403 on February 6, 2003 at 10:00 a.m. Pacific time. The Meeting is being called for the following purposes:

      1. To approve or disapprove an Agreement and Plan of Reorganization ("Plan") between Tax-Free Trust, on behalf of Texas Fund, and Franklin Federal Tax-Free Income Fund ("Federal Fund") that provides for (i) the acquisition of substantially all of the assets of Texas Fund by Federal Fund in exchange for shares of Federal Fund, (ii) the distribution of such shares to the shareholders of Texas Fund, and (iii) the complete liquidation and dissolution of Texas Fund.

      2. To transact any other business, not currently contemplated, that may properly come before the meeting.

      A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement, which describes the transaction more completely.

      Shareholders of record as of the close of business on November 12, 2002 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                          By Order of the Board of Trustees,



                                          /s/Murray L. Simpson
                                            Secretary
San Mateo, California
[                  ]

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO TAX-FREE TRUST AT ANY TIME THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.

                           PROSPECTUS/PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

PAGE

COVER PAGE                                                              Cover

SUMMARY
      What proposal am I voting on? How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
      How do the investment goals, strategies and policies of the Funds compare? What are the risks of an investment in the Funds?
      Who manages the Funds?
      What are the fees and expenses of each of the Funds and what might they be after the Transaction?
      How do the performance records of the Funds compare?
      Where can I find more financial information about the Funds?      What
are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION How will the Transaction be carried out? Who will pay the expenses of the Transaction? What are the tax consequences of the Transaction? What should I know about the shares of Federal Fund?
      What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS AND POLICIES
      Are there any significant differences between the investment goals and strategies of the Funds? How do the fundamental investment restrictions of the Funds differ? What are the risk factors associated with investments in the Funds?

      TABLE OF CONTENTS (CONTINUED)
                                                                          PAGE
INFORMATION ABOUT FEDERAL FUND

INFORMATION ABOUT TEXAS FUND

FURTHER INFORMATION ABOUT THE FUNDS

VOTING INFORMATION
      How many votes are necessary to approve the Plan? How do I ensure my vote is accurately recorded?
      Can I revoke my proxy?
      What other matters will be voted upon at the Meeting? Who is entitled to vote? What other solicitations will be made?
      Are there dissenters' rights?

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FRANKLIN TAX-FREE TRUST, ON BEHALF OF FRANKLIN TEXAS TAX-FREE INCOME FUND, AND FRANKLIN
FEDERAL TAX-FREE INCOME FUND ...............................................A-1

EXHIBIT B - PROSPECTUS OF FRANKLIN FEDERAL TAX-FREE
INCOME FUND - CLASS A, B & C DATED SEPTEMBER 1, 2002, AS SUPPLEMENTED OCTOBER 1, 2002 (ENCLOSED)

EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF FRANKLIN FEDERAL TAX-FREE INCOME FUND DATED APRIL 30, 2002 (ENCLOSED)


                     This page intentionally left blank.

                           PROSPECTUS/PROXY STATEMENT
                                 DATED [ ], 2002
                          ACQUISITION OF THE ASSETS OF
                       FRANKLIN TEXAS TAX-FREE INCOME FUND
                      (A SERIES OF FRANKLIN TAX-FREE TRUST)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

                        BY AND IN EXCHANGE FOR SHARES OF
                      FRANKLIN FEDERAL TAX-FREE INCOME FUND
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

      This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of Franklin Texas Tax-Free Income Fund ("Texas Fund" or the "Fund"), which is a series of the Franklin Tax-Free Trust ("Tax-Free Trust"), to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of Texas Fund vote to approve the Plan, substantially all of the assets of Texas Fund will be acquired by Franklin Federal Tax-Free Income Fund ("Federal Fund"), and in exchange for shares of Franklin Federal Tax-Free Income Fund - Class A ("Federal Fund Class A shares"), and Franklin Federal Tax-Free Income Fund - Class C ("Federal Fund Class C shares")

      The Meeting will be held at One Franklin Parkway, San Mateo, CA 94403 on February 6, 2003 at 10:00 a.m. Pacific time. The Board of Trustees of Tax-Free Trust, on behalf of Texas Fund, is soliciting these proxies. This
Prospectus/Proxy Statement will first be sent to shareholders on or about [ ], 2002.

      If Texas Fund shareholders vote to approve the Plan, you will receive Federal Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in Class A shares of Texas Fund ("Texas Fund Class A shares") and Federal Fund Class C shares of equivalent aggregate NAV to your investment in Class C shares of Texas Fund ("Texas Fund Class C shares"). Texas Fund will then be liquidated and dissolved.

      Both Texas Fund and Federal Fund (the "Funds") invest primarily in municipal securities. The primary investment goal of the Funds is identical. Each Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Texas Fund, however has a secondary goal of providing a maximum level of income exempt from personal state taxes, if any, for resident shareholders of the State of Texas but, because the State of Texas does not currently have a state income tax, this goal is not pursued. Federal Fund does not have a secondary goal. Franklin Advisers, Inc. ("Advisers") serves as investment adviser to both Funds.

      This Prospectus/Proxy Statement gives the information about the proposed reorganization and Federal Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Federal Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

[] The Prospectus of Federal Fund - Class A, B & C dated September 1, 2002, as supplemented October 1, 2002 (the "Federal Fund Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

[] The Annual Report to Shareholders of Federal Fund dated April 30, 2002, which contains financial and performance information for Federal Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

[] A Statement of Additional Information dated [ ] relating to this
   Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

      You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Federal Fund or Tax-Free Trust at P.O. Box 997151, Sacramento, CA 95899-9983.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                     SUMMARY

      This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the Federal Fund Prospectus (enclosed as Exhibit B), and the Annual Report to Shareholders of Federal Fund (enclosed as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

      At a meeting held on September 10, 2002, the Board of Trustees of Tax-Free Trust, on behalf of Texas Fund, considered a proposal to merge Texas Fund into Federal Fund, approved the Plan and voted to recommend that shareholders of Texas Fund vote to approve the Plan. If shareholders of Texas Fund vote to approve the Plan, it will result in the transfer of substantially all of Texas Fund's assets to Federal Fund, in exchange for shares of Federal Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Federal Fund shares that you receive will likely be different than the number of Texas Fund shares you held. After shares of Federal Fund are distributed to Texas Fund shareholders, Texas Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Texas Fund and will become a shareholder of Federal Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

      Your Class A or Class C shares of Texas Fund will be exchanged for Class A or Class C shares of Federal Fund of equivalent aggregate NAV.

      Advisers manages both Funds. The Funds have identical primary investment goals and similar investment policies. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of Tax-Free Trust, on behalf of Texas Fund, has determined that the Transaction is in the best interests of the shareholders of Texas Fund. The Board of Trustees of Tax-Free Trust and the Board of Directors of Federal Fund also concluded that no dilution in value would result to the shareholders of Texas Fund or Federal Fund as a result of the Transaction.

      It is expected that Texas Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of their exchange of shares for Federal Fund shares. You should, however, consult your tax advisor about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction - WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION."

                  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

      Shareholders who own shares at the close of business on November 12, 2002 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority of the shares of Texas Fund outstanding and entitled to vote must be voted in favor of the Plan.

      Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, the persons appointed as proxies will officially cast your votes at the Meeting.

      You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

      Both Texas Fund and Federal Fund invest primarily in municipal securities. Each Fund's investment goal is identical - to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Texas Fund has a secondary investment goal of providing a maximum level of income exempt from personal state taxes, if any, for shareholder residents of the State of Texas. However, because the State of Texas does not currently have a state income tax, this goal is not pursued. Should the State of Texas institute an income tax, income generated by Federal Fund would be subject to such a tax. Federal Fund does not have a secondary investment goal.

      Although both Texas Fund and Federal Fund (the "Funds") focus on investments in municipal securities, there are differences in the strategies pursued by each Fund.

      The main difference between the strategies of Texas Fund and Federal Fund is that unlike Federal Fund, Texas Fund mainly invests in the municipal securities of Texas. In addition, Texas Fund may only invest up to 35% of its assets in municipal securities of U.S. territories whereas Federal Fund has no such stated limit.

      For more information about the investment goals and policies of Texas Fund and Federal Fund, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

      Investments in Federal Fund and Texas Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals. Both Funds are subject to the risks posed by investing in municipal securities.

      The risks associated with an investment in each Fund are similar and include interest rate, credit, income, call, municipal market, when-issued transactions, and state and territory economic conditions. Because Texas Fund concentrates its investments in Texas municipal securities, it is subject to greater risk than Federal Fund, which more widely diversifies its investments among municipal issuers.

      For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

      The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of Tax-Free Trust (in the case of Texas
Fund) and the Board of Directors of Federal Fund. Each Fund is an open-end, registered management investment company, commonly referred to as a "mutual fund." Tax-Free Trust was organized as a Massachusetts business trust on September 14, 1984 and also is registered with the SEC. Federal Fund was organized as a California corporation on January 7, 1982 and is registered with the SEC.

      Advisers is the investment manager of both Texas and Federal Funds. Advisers is a wholly owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Advisers and its affiliates serve as investment manager or administrator to 53 registered investment companies, with approximately 156 U.S.-based funds or series. They have over $247 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

      The team responsible for both Funds' day-to day management is:

      SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS Ms. Amoroso has been an analyst or portfolio manager of both Funds since 1987. She is the Co-Director of Franklin's Municipal Bond Department. She joined Franklin Templeton Investments in 1986.

      FRANCISCO RIVERA, VICE PRESIDENT OF ADVISERS Mr. Rivera has been an analyst or portfolio manager of both Funds since 1996. He joined Franklin Templeton Investments in 1994.

      JOHN WILEY, VICE PRESIDENT OF ADVISERS Mr. Wiley has been an analyst or portfolio manager of both Funds since 1991. He joined Franklin Templeton Investments in 1989.


      Federal Fund has a management agreement with Advisers under which Advisers receives a management fee based on the schedule below:

---------------------------------------------------------------
ANNUAL RATE       NET ASSETS
---------------------------------------------------------------
0.625%            First $100 million
0.500%            Over $100-250 million
0.450%            Over $250 million-10 billion
0.440%            Over $10-12.5 billion
0.420%            Over $12.5-15 billion
0.400%            Over $15-17.5 billion
0.380%            Over $17.5-20 billion
0.360%            Over $20 billion
---------------------------------------------------------------

      Texas Fund also has a management agreement with Advisers under which Advisers receives a management fee based on the schedule below:

---------------------------------------------------------------
ANNUAL RATE       NET ASSETS
---------------------------------------------------------------
0.625%            First $100 million
0.500%            Over $100-250 million
0.450%            Over $250 million
--------------------------------------------------------------

    For both Funds, Advisers pays an administration fee to FT Services equal to:

---------------------------------------------------------------
ANNUAL RATE       AVERAGE DAILY NET ASSETS
---------------------------------------------------------------
0.150%            First $200 million
0.135%            Over $200-700 million
0.100%            Over $700 million-1.2 billion
0.075%            Over $1.2 billion
---------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

      The table below describes the fees and expenses of the Funds for the 12-month period ended April 30, 2002.

                                  FEE TABLE FOR
                           TEXAS FUND AND FEDERAL FUND

                                               ACTUAL+           PROJECTED++
                                       ----------------------------------------
                                                                  FEDERAL
                                                                   FUND-
                                             TEXAS      FEDERAL   CLASS A
                                             FUND-       FUND-     AFTER
                                            CLASS A     CLASS A  TRANSACTION
-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge (Load)
 (as a percentage of Offering Price)         4.25%        4.25%           4.25%
   Load imposed on purchases                 4.25%        4.25%           4.25%
   Maximum deferred sales charge
   (Load)/1                                  None         None            None
 Exchange Fee (per transaction)              None         None            None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                             0.61%        0.45%           0.45%
 Distribution and service (12b-1) Fees       0.09%        0.08%           0.08%
 Other Expenses                              0.12%        0.06%           0.06%
                                             ----------------------------------
 Total Annual Fund Operating Expenses        0.82%        0.59%           0.59%
                                             ==================================


                                               ACTUAL+              PROJECTED++
                                             ----------------------------------

                                                                      FEDERAL
                                                                       FUND-
                                                TEXAS     FEDERAL     CLASS C
                                                FUND-      FUND-       AFTER
                                                CLASS C   CLASS C   TRANSACTION
-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge
 (as a percentage of Offering Price)            1.99%      1.99%        1.99%
   Paid at time of purchase                     1.00%      1.00%        1.00%
   Paid at time of redemption/2                 0.99%      0.99%        0.99%
 Exchange Fee (per transaction)                  None       None         None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                                0.61%      0.45%        0.45%
 Distribution and service (12b-1) Fees          0.65%      0.65%        0.65%
 Other Expenses                                 0.12%      0.06%        0.06%
                                               --------------------------------
 Total Annual Fund Operating Expenses           1.38%      1.16%        1.16%
                                               ================================

+ Information for Texas Fund is provided for the 12 month period ended April 30, 2002. Information for Federal Fund is based on its fiscal year ended April 30, 2002.
++ Projected expenses based on anticipated Federal Fund Class A and Class C expenses.
* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. There is a 1% contingent deferred sales charge (CDSC) that applies to investments of $1 million or more.
2. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

      This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

[] You invest $10,000 for the periods shown;
[] Your investment has a 5% return each year;
[] The Fund's operating expenses remain the same; and
[] You sell your shares at the end of the periods shown.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS A                              1 YEAR/1    3 YEARS    5 YEARS    10 YEARS
-------                              --------    -------    -------    --------
Texas Fund                             $505       $676       $861      $1,395
Federal Fund                           $483       $606       $740      $1,132
Projected Federal Fund - (after
Transaction)                           $483       $606       $740      $1,132

CLASS C                              1 YEAR/2    3 YEARS    5 YEARS    10 YEARS
-------                              --------    -------    -------    --------
Texas Fund                             $337       $529       $842      $1,730
Federal Fund                           $316       $465       $732      $1,495
Projected Federal Fund - (after
Transaction)                           $316       $465       $732      $1,495

1.    Assumes a CDSC will not apply.

2. For the same Class C investment, you would pay projected expenses of $238 for Texas Fund, $217 for Federal Fund, and $217 for Federal Fund after the Transaction if you did not sell your shares at the end of the first year. The expenses for the remaining periods would be the same.


HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

      The performance of the Funds as of September 30, 2002, is shown below:

      AVERAGE ANNUAL TOTAL RETURNS/1


      CLASS A/2                1 YEAR   5 YEARS      10 YEARS
      -------                  ======   =======      ========
      Texas Fund                0.53%     3.26%        5.06%
      ----------------------------------------------------------
      Federal Fund              2.17%     4.56%        5.80%
      ----------------------------------------------------------

                                                     SINCE
                                                    ======
                                                   INCEPTION
                                                   =========
      CLASS C                 1 YEAR    5 YEARS      (5/1/95)
      -------                 ======    =======      ========
      Texas Fund                2.46%     3.40%        4.73%
      ----------------------------------------------------------
      Federal Fund              4.14%     4.69%        5.57%
      ----------------------------------------------------------

1. Figures reflect sales charges. All performance assumes reinvestment of dividends and capital gains.
2. On May 1, 1994, Class A for each Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

      The Federal Fund Prospectus (enclosed as Exhibit B), as well as the current Annual Report to Shareholders (enclosed as Exhibit C), contain additional financial information about Federal Fund. The Annual Report to Shareholders of Federal Fund also has discussions of Federal Fund's performance during the fiscal year ended April 30, 2002.

      The Texas Fund Prospectus, as well as the Annual Report to Shareholders for Texas Fund, contain more financial information about Texas Fund. These documents are available free of charge upon request (see the section "Information About Texas Fund").


WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

      The Funds use the same service providers for the following services:

      CUSTODY SERVICES.
      ----------------- Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as the custodian of the securities and other assets of Texas Fund and Federal Fund.

      TRANSFER AGENCY SERVICES.
      ------------------------- Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for Texas Fund and Federal Fund.

      ADMINISTRATIVE SERVICES.
     ------------------------- FT Services, a wholly owned subsidiary of Resources, provides certain administrative facilities and services to Federal Fund and Texas Fund under the same terms and conditions.

      DISTRIBUTION SERVICES.
      ---------------------- Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for the Funds.

      DISTRIBUTION AND SERVICE (12B-1) FEES.
     ---------------------------------------  Both Funds have distribution or
Rule 12b-1 plans. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

      Each of Federal Fund and Texas Fund's Class A plans may pay up to 0.10% per year of Class A's average daily net assets. Each of Federal Fund and Texas Fund's Class C plans may pay up to 0.65% per year of Class C's average daily net assets, out of which 0.15% may be paid for services to shareholders.

      For more information regarding Federal Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and Service (12b-1) fees" in its current SAI dated September 1, 2002.

      PURCHASES AND REDEMPTIONS.
      -------------------------- The maximum front-end sales charge imposed on purchases of Class A shares of Federal Fund and Texas Fund is 4.25% with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more. The maximum sales charge imposed on purchases of Class C shares of Federal Fund and Texas Fund is 1.00%. Each Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50.

      You may sell (redeem) your shares at any time. Shares of each Fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

      Shares of each Fund may be redeemed at their respective NAV per share. However, redemptions of Class A shares which were purchased in amounts of $1,000,000 or more generally are subject to a 1% CDSC on shares you sell within 18 months of purchase. There is also a 1% Contingent Deferred Sales Charge on any Class C shares you sell within 18 months of purchase. The Contingent Deferred Sales Charge for each Fund's Class C shares is waived in certain circumstances. Federal Fund shares acquired by Texas Fund shareholders as a result of this Transaction are subject to a CDSC to the same extent that Texas Fund shares were subject to a CDSC.

      Additional information and specific instructions explaining how to buy, sell, and exchange shares of Federal Fund are outlined in the Federal Fund Prospectus under the heading "Your Account." The accompanying Federal Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for each Fund.

      DIVIDENDS AND DISTRIBUTIONS.
      ----------------------------- Federal Fund intends to pay an income dividend monthly from its net investment income. Texas Fund declares dividends each day that its NAV is calculated and pays them monthly to shareholders. Each Fund pays capital gains, if any, at least annually to its shareholders. The amount of any distributions will vary, and there is no guarantee a fund will pay either income dividends or capital gain distributions.

      The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in Federal Fund, see the enclosed Federal Fund Prospectus under the heading "Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

      The Board of Trustees of Tax-Free Trust ("Tax-Free Trust Board"), on behalf of Texas Fund, has recommended the acquisition of substantially all of the assets of Texas Fund by Federal Fund in exchange for shares of Federal Fund and the distribution of such shares to the shareholders of Texas Fund in complete liquidation and dissolution of Texas Fund (the "Transaction") in order to combine Texas Fund with a larger fund that has the same primary goal and similar investment policies.

      A meeting of the Tax-Free Trust Board was held on September 10, 2002 to consider the proposed Transaction. The Tax-Free Trust Board requested and received from Advisers written materials containing relevant information about Federal Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

      The Tax-Free Trust Board considered the potential benefits and costs of the Transaction to shareholders of Texas Fund. The Tax-Free Trust Board reviewed detailed information about: (1) the investment objectives and policies of Federal Fund, (2) the portfolio management of Federal Fund, (3) the comparability of the investment goals, policies, restrictions and investments of Texas Fund with those of Federal Fund, (4) the comparative short-term and long-term investment performance of Federal Fund and Texas Fund, (5) the current expense ratios of Federal Fund and Texas Fund, (6) the expenses related to the transactions, and (7) the tax consequences of the Transaction.

      The Tax-Free Trust Board also considered that: (a) the investment advisory fee for Federal Fund was lower than such fee for Texas Fund; (b) the expenses for shareholders in the combined fund will be lower than those currently paid by Texas Fund shareholders; (c) the relatively small asset size of Texas Fund had prevented it from realizing significant economies of scale in reducing its expense ratio; (d) based on Texas Fund's historical asset growth, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale; and (e) Texas Fund shareholders would continue to receive income dividends free from federal income taxes.

      Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Tax-Free Trust Board, including all of the Trustees who are not interested persons of Texas Fund, concluded that the Transaction is in the best interests of the shareholders of Texas Fund and that no dilution of value would result to the shareholders of Texas Fund from the Transaction. It approved the Plan and recommended that shareholders of Texas Fund vote to approve the Transaction.

      The Board of Directors of Federal Fund also concluded that the Transaction is in the best interests of the shareholders of Federal Fund and that no dilution of value would result to the shareholders of Federal Fund from the Transaction.

      FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                        INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

      If the shareholders of Texas Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. Tax-Free Trust and Federal Fund will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of Texas Fund do not approve the Plan, the Transaction will not take place.

      Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of Texas Fund approve the Plan at the Meeting, shares of Texas Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

      If the shareholders of Texas Fund approve the Plan, Texas Fund will transfer substantially all of its assets on the closing date, which is scheduled for February 20, 2003, or such other later date as Tax-Free Trust and Federal Fund may agree, to Federal Fund. In exchange, Federal Fund will issue shares of Federal Fund that have an aggregate NAV equal to the dollar value of the assets delivered to Federal Fund. Tax-Free Trust will distribute the Federal Fund shares it receives to the shareholders of Texas Fund. Each shareholder of Texas Fund will receive a number of Federal Fund shares of the same class and with an aggregate NAV equal to the aggregate NAV of his or her shares of Texas Fund. The stock transfer books of Texas Fund will be permanently closed as of 1:00 p.m. Pacific time on the closing date. Texas Fund will only accept requests for redemptions received in proper form before 1:00 p.m. Pacific time on the closing date. Requests received after that time will be considered requests to redeem shares of Federal Fund. As soon as is reasonably practicable after the transfer of its assets, Texas Fund will pay or make provision for payment of all its liabilities. Texas Fund will then terminate its existence as a separate series of Tax-Free Trust.

      To the extent permitted by law, Tax-Free Trust and Federal Fund may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

      Each of Tax-Free Trust and Federal Fund has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of Tax-Free Trust and Federal Fund under the Plan with respect to Texas Fund or Federal Fund are subject to various conditions, including:

[] Federal Fund's Registration Statement on Form N-14 under the Securities Act of 1933 shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

[]       the shareholders of Texas Fund shall have approved the Transaction; and

[] Tax-Free Trust and Federal Fund shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for Texas Fund, Federal Fund or their shareholders.

      If Tax-Free Trust and Federal Fund agree, the Plan may be terminated or abandoned at any time before or, to the extent permitted by law, after the approval of the shareholders of Texas Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

      The expenses resulting from the Transaction, including the costs of the proxy solicitation, are estimated to be $52,616, of which Texas Fund and Federal Fund each will pay $13,154. Advisers, as investment manager to both Funds, will pay $26,308.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

      The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from Tax-Free Trust, on behalf of Texas Fund, and Federal Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to both Funds, that shareholders of Texas Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Texas Fund for shares of Federal Fund and that neither Federal Fund nor its shareholders will recognize any gain or loss upon Federal Fund's receipt of the assets of Texas Fund.

      After the Transaction, you will continue to be responsible for tracking the purchase cost and holding period of your shares. You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your particular circumstances. You should also consult your tax advisor regarding state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF FEDERAL FUND?

      Class A shares and Class C shares of Federal Fund will be distributed to shareholders of Texas Fund's Class A shares and Class C shares, respectively, and generally will have the same legal characteristics as the shares of Texas Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Texas Fund is a series of Tax-Free Trust. Tax-Free Trust is organized as a Massachusetts business trust. Federal Fund is organized as a California corporation. Former shareholders of Texas Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Federal Fund until Texas Fund certificates have been returned.


WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

      The following table sets forth, as of September 30, 2002, the capitalization of Texas Fund and Federal Fund. The table also shows the projected capitalization of Federal Fund as adjusted to give effect to the proposed Transaction. The capitalization of Federal Fund and its classes is likely to be different when the Transaction is consummated.

                                                                   FRANKLIN
                                                              FUND - PROJECTED
                          TEXAS FUND*      FEDERAL FUND*      AFTER TRANSACTION
                          (UNAUDITED)       (UNAUDITED)         (UNAUDITED)
-------------------------------------------------------------------------------
NET ASSETS
Class A                   $103,981,204     $6,895,662,758      $6,999,643,962
Class B                                      $266,665,224        $266,665,224
Class C                     $5,321,879       $363,698,333        $369,020,212
Advisor Class                                 $84,755,483         $84,755,483
NET ASSET VALUE PER SHARE
Class A                         $10.59             $12.14              $12.14
Class B                                            $12.13              $12.13
Class C                         $10.76             $12.14              $12.14
Advisor Class                                      $12.15              $12.15
SHARES OUTSTANDING
Class A                      9,817,729        567,844,874         576,410,047
Class B                                        21,976,038          21,976,038
Class C                        494,790         29,963,980          30,402,356
Advisor Class                                   6,976,560           6,976,560

*Texas Fund offers two classes of shares: Class A and Class C. Federal Fund has four classes of shares: Class A, Class B, Class C and Advisor Class.

                 COMPARISON OF INVESTMENT GOALS AND POLICIES

      This section describes the key differences between the investment goals, strategies and principal policies of Texas Fund and Federal Fund. For a complete description of Federal Fund's investment policies and risks, you should read the Federal Fund Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

      The primary investment goal of each Fund is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Texas Fund has a secondary goal of providing a maximum level of income exempt from personal state taxes, if any, for resident shareholders of the State of Texas.

      The Funds generally pursue similar investment policies. Each Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of its total assets in investment grade municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax (AMT). Although each Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of its assets may be in tax-free securities that pay interest that may be subject to AMT and, although not anticipated, in securities that pay taxable interest. Each Fund only buys municipal securities rated in the top four ratings by U.S. nationally recognized rating services (or comparable unrated securities). Advisers selects securities that it believes will provide the best balance between risk and return within Federal Fund and Texas Fund's range of allowable investments and typically uses a buy and hold strategy. This means Advisers holds securities in each Fund's portfolio for income purposes, rather than trading securities for capital gains, although Advisers may sell a security at any time if it believes it could help the Fund meet its goal. Each Fund also may invest in municipal lease obligations, which generally are issued to finance the purchase of public property.

      There are several differences in the strategies pursued by Texas Fund and Federal Fund. Texas Fund focuses on securities issued by Texas municipal issuers. Texas Fund has a policy of investing at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of the State of Texas. Because Texas does not have a state personal income tax, as a practical matter, neither the securities in which Texas Fund invests, nor those in which Federal Fund invests, are subject to such a tax. Should Texas adopt a tax in the future, income distributed by Federal Fund will be subject to such a tax. In addition, Texas Fund may invest up to 35% of its assets in municipal securities of U.S. territories while Federal Fund has not stated limit on the amount of its portfolio that may be invested in U.S. territories.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

      Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented.

      Except to the extent described below, the Funds have the same fundamental investment restrictions.

      MARGIN AND SHORT SALES.
      ------------------------ Each Fund may not buy any securities on margin or sell securities short, except that Texas Fund may use such short-term credits as are necessary for the clearance of transactions.

      COMMODITIES.
      ------------ Each Fund is restricted from investing in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs. Texas Fund may purchase, hold and dispose of "obligations with puts attached" in accordance with its investment policies. Federal Fund is permitted to write covered call options listed for trading on a national securities exchange and purchase call options to the extent necessary to cancel call options previously written. At present there are no options listed for trading on a national securities exchange covering the types of securities which are appropriate for investment by Federal Fund and, therefore, there are no option transactions available for the Fund.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

      Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

      INTEREST RATE.
      -------------- Each Fund focuses on investments in municipal securities. When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

      CREDIT.
      -------- An issuer of municipal securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

      Many of each Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. To the extent either Fund holds insured securities, a change in the credit rating of any one or more of the municipal bond insurers that insure securities in that Fund's portfolio may affect the value of the securities they insure, the Fund's share price and performance. Each Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

      INCOME.
      ------- Since each Fund can only distribute what it earns, a Fund's distributions to shareholders may decline when interest rates fall.

      CALL.
      ----- A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a Fund may have to replace it with a lower-yielding security. At any time, each Fund may have a large amount of its assets invested in municipal securities subject to call risk. A call of some or all of these securities may lower a Fund's income and yield and its distributions to shareholders.

      MUNICIPAL MARKET.
      ---------------- A municipal security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

      Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. ---------------------------------------------- Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund buying the security assumes the risk that the value of the security at delivery may be less than the purchase price.

      STATE AND TERRITORY ECONOMIC CONDITIONS.
      ---------------------------------------- Since Texas Fund concentrates its investments in municipal securities of Texas issuers, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers.

      A negative change in any one of these or other areas could affect the ability of Texas municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within the State of Texas are unpredictable and can change at any time. For these reasons, Texas Fund may involve more risk than an investment in a fund that does not focus on securities of a single state. In addition, Texas Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories. As with Texas municipal securities, events in any of these territories where a Fund is invested may affect the Fund's investments and its performance.

      Federal Fund's portfolio is widely diversified among issuers of municipal securities. However, from time to time, Federal Fund may have a significant position in the municipal securities of a particular state or territory. As with Texas Fund, changes in the economic conditions in that state or territory are likely to affect Federal Fund's investments and performance.

                         INFORMATION ABOUT FEDERAL FUND

      Information about Federal Fund is included in the Federal Fund Prospectus, which is attached to and considered a part of this Prospectus/Proxy Statement. Additional information about Federal Fund is included in its SAI dated September 1, 2002, which is incorporated into the applicable Prospectus and considered a part of this Prospectus/Proxy Statement. The Federal Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2002, is attached to and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to Federal Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

      Federal Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                            INFORMATION ABOUT TEXAS FUND

      Information about Texas Fund is included in the current Texas Fund Prospectus, as well as the Texas Fund SAI dated July 1, 2002, and in Tax-Free Trust's Annual Report to Shareholders dated February 28, 2002 and Semi-Annual Report dated August 31, 2002. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Texas Fund by calling 1-800/DIAL BEN(R) or by writing to Tax-Free Trust at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by Tax-Free Trust can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                       FURTHER INFORMATION ABOUT THE FUNDS

      The following is a discussion of certain, principal differences between the organization of each Fund. More detailed information about each Fund's business structure is contained in the "Organization, Voting Rights and Principal Holders" section of each Fund's Statement of Additional Information.

      COMPARISON OF CAPITAL STRUCTURE.
      -------------------------------- Texas Fund is one series of the Tax-Free
Trust, which was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust on September 14, 2002. The number of shares of Texas Fund is unlimited, each share having no par value. Texas Fund may issue fractional shares.

      Federal Fund is a corporation created under the laws of the State of California on January 7, 1982. Federal Fund is authorized to issue 10,000,000,000 shares of common stock, no par value, which has been allocated to Federal Fund as follows: 3,000,000,000 Federal Fund Class A shares and 3,000,000,000 Federal Fund Class C shares.

      Shares of both Funds are fully paid, non-assessable, and freely transferable and have no preference, preemptive, conversion or subscription rights. Texas Fund and Federal Fund shareholders have no appraisal rights.

      COMPARISON OF VOTING RIGHTS.
      --------------------------- For both Funds, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Unlike shareholders of Federal Fund, however, shareholders of Texas Fund are not entitled to cumulative voting in the election of Trustees.

      The 1940 Act provides that shareholders of both Funds have the power to vote with respect to certain matters: specifically, for the election and removal of Trustees/Directors, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

      In addition, shareholders of the Funds are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed and, for the Trust, by the Trust Instrument. In most instances, the rights to vote on these matters are similar between the Funds. For example, the Trust's Agreement and Declaration of Trust specifically gives shareholders of the Trust the power to vote: (1) for the election of Trustees, (2) on certain amendments to the Agreement and Declaration of Trust, mergers and consolidations of the Trust, and (3) on such other matters as may be prescribed by law or as the Trustees consider necessary or desirable. One difference between the Funds, however, is that unlike Texas Fund, Federal Fund has cumulative voting rights. For board member elections, consistent with California law, this means the number of votes you will have is equal to the number of shares you own times the number of board members to be elected and you may cast all of your votes for one candidate or distribute your votes between two or more candidates.

      COMPARISON OF LEGAL STRUCTURES / LIMITED LIABILITY FOR SHAREHOLDERS.
      --------------------------------------------------------------------
Corporations are not generally granted the same flexibility in drafting their organizational documents as business trusts, but are granted greater protection from shareholder liability.

      As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of Texas Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of Texas Fund. The Declaration of Trust provides that Texas Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of Texas Fund and satisfy any judgment thereon. All such rights are limited to the assets of Texas Fund. The Declaration of Trust further provides that Texas Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of Texas Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of Texas Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of Texas Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and Texas Fund itself is unable to meet its obligations.

      Shareholders are not subject to any personal liability of a corporation, such as Federal Fund, for any claims against or liability of the corporation solely by reason by of being or having been a shareholder of the corporation.

      BOARD OF TRUSTEES/BOARD OF DIRECTORS.
      ------------------------------------- Pursuant to the laws of
Massachusetts and the Trust's Agreement and Declaration of Trust, the responsibility for the management of the Trust is vested in its Board of Trustees, which, among other things, is empowered by the Trust's Agreement and Declaration of Trust to elect the officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Agreement and Declaration of Trust and By-Laws, no Trustee of the Trust shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of his office. In addition, the By-Laws of the Trust generally provide for indemnification of Trustees and officers of the Trust for acts in good faith and reasonably believed to be in the best interests of the Trust and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of the person was unlawful.

      Pursuant to California law and Federal Fund's Articles of Incorporation, the responsibility for the management and the exercise of the powers of Federal Fund are vested in its Board of Directors. Federal Fund's By-Laws provide indemnification of Directors and officers of Federal Fund for acts done in good faith and in a manner that person reasonably believed to be in the best interest of the corporation and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of the person was unlawful. Notwithstanding any provision to the contrary contained in the By-Laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence or the reckless disregard of the duties involved in the conduct of the agent's office with the corporation.


                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

      The affirmative vote of a majority of the total number of shares of Texas Fund outstanding and entitled to vote is necessary to approve the Plan for the Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Texas Fund held at the close of business on November 12, 2002 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

      Under relevant state law and Tax-Free Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

      You can vote in any one of four ways:

            o By mail, with the enclosed proxy card.

            o In person at the Meeting.

            o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

      A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

      You may revoke your proxy at any time before it is voted by sending a written notice to Tax-Free Trust expressly revoking your proxy, by signing and forwarding to Tax-Free Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

      The Board of Trustees of Tax-Free Trust does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

      Shareholders of record of Texas Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ] outstanding shares of Texas Fund.

WHAT OTHER SOLICITATIONS WILL BE MADE?

      Texas Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Tax-Free Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Tax-Free Trust without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. Tax-Free Trust has engaged Shareholder Communications Corporation to solicit proxies from brokers, banks, other institutional holders, and individual shareholders for a fee, including out-of-pocket expenses of approximately $9,400. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by Texas Fund, one-quarter by Federal Fund, and one-half by Advisers, as investment manager to both Funds.

ARE THERE DISSENTERS' RIGHTS?

      Shareholders of Texas Fund will not be entitled to any "dissenters' rights" because the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at NAV until the closing date. After the closing date, you may redeem your Federal Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.



                           PRINCIPAL HOLDERS OF SHARES

      As of the Record Date, the officers and trustees of Tax-Free Trust, as a group, owned of record and beneficially [less than 1% of the outstanding voting shares of either Class A shares or Class C shares of Texas Fund]. In addition, as of the Record Date, the officers and directors of Federal Fund, as a group, owned of record and beneficially [less than 1% of the outstanding voting shares of either Class A shares or Class C shares of Federal Fund]. From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. [Except as listed below, as of the Record Date, no other person of record owned 5% or more of the outstanding shares of any class of Federal Fund or Texas Fund.]

TEXAS FUND
NAME AND ADDRESS                          PERCENTAGE (%)
-------------------------------------------------------------



FEDERAL FUND
NAME AND ADDRESS                          PERCENTAGE (%)
-------------------------------------------------------------




                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the investment manager for Texas Fund and Federal Fund

DISTRIBUTORS - Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for Texas Fund and Federal Fund

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, LLC, the administrator for Texas Fund and Federal Fund

INVESTOR SERVICES - Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the shareholder servicing and transfer agent to Texas Fund and Federal Fund

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. For each Fund, the maximum front-end sales charge is 4.25% for Class A shares and 1.00% for Class C shares. We calculate the offering price to two decimal places using standard rounding criteria.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

                  EXHIBITS TO PROSPECTUS AND PROXY STATEMENT
EXHIBIT
------------------------------------------------------------------------------

  A Agreement and Plan of Reorganization by Franklin Tax-Free Trust, on behalf of Franklin Texas Tax-Free Income Fund, and Franklin Federal Tax-Free Income Fund (attached)

  B Prospectus of Franklin Federal Tax-Free Income Fund - Class A, B & C dated September 1, 2002, as supplemented October 1, 2002 (enclosed)

  C Annual Report to Shareholders of Franklin Federal Tax-Free Income Fund dated April 30, 2002 (enclosed)


                                   EXHIBIT A




                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement and Plan"), is made as of this ____ day of ______, 2003, by and between Franklin Tax-Free Trust ("Tax-Free Trust"), a Massachusetts business trust with its principal place of business at One Franklin Parkway, San Mateo, California 94403, on behalf of its series, Franklin Texas Tax-Free Income Fund ("Texas Fund"), and Franklin Federal Tax-Free Income Fund ("Federal Fund"), a California corporation with its principal place of business at One Franklin Parkway, San Mateo, California 94403.

                             PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by Federal Fund, of substantially all of the property, assets and goodwill of Texas Fund in exchange solely for full and fractional shares of common stock, no par value, of Federal Fund - Class A ("Federal Fund Class A Shares") and full and fractional shares of common stock, no par value, of Federal Fund - Class C ("Federal Fund Class C Shares") (collectively, "Federal Fund Shares"); (ii) the distribution of Federal Fund Class A Shares to the shareholders of Texas Fund - Class A ("Texas Fund Class A Shares") and Federal Fund Class C Shares to the shareholders of Texas Fund - Class C ("Texas Fund Class C Shares") (collectively, "Texas Fund Shares"), according to their respective interests in Texas Fund in complete liquidation of Texas Fund; and (iii) the dissolution of Texas Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan hereinafter set forth.

                                           AGREEMENT

      In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.    SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF TEXAS FUND.
----------------------------------------------------------------------------

      (a) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of Federal Fund herein contained, and in consideration of the delivery by Federal Fund of the number of Federal Fund Class A Shares and Federal Fund Class C Shares hereinafter provided, Tax-Free Trust, on behalf of Texas Fund, agrees that it will convey, transfer and deliver to Federal Fund at the Closing all of Texas Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Agreement and Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Texas Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of Tax-Free Trust shall reasonably deem to exist against Texas Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Texas Fund's books (hereinafter "Net Assets"). Texas Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

      (b) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of Tax-Free Trust, on behalf of Texas Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Federal Fund agrees at the Closing to deliver to Tax-Free Trust: (i) the number of Federal Fund Class A Shares, determined by dividing the net asset value per share of the Texas Fund Class A Shares by the net asset value per share of Federal Fund Class A Shares, and multiplying the result thereof by the number of outstanding Texas Fund Class A Shares, as of 1:00 p.m. Pacific time on the Closing Date; and, (ii) the number of Federal Fund Class C Shares, determined by dividing the net asset value per share of the Texas Fund Class C Shares by the net asset value per share of Federal Fund Class C Shares, and multiplying the result thereof by the number of outstanding Texas Fund Class C Shares, as of 1:00 p.m. Pacific time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

      (c) Immediately following the Closing, Tax-Free Trust shall dissolve Texas Fund and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Federal Fund Shares received by Texas Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Texas Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Federal Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of common stock of Texas Fund shall be entitled to surrender the same to the transfer agent for Federal Fund in exchange for the number of Federal Fund Shares into which the Texas Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Federal Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of common stock of Texas Fund shall be deemed for all Federal Fund's purposes to evidence ownership of the number of Federal Fund Shares into which the Texas Fund Shares (which prior to the Closing were represented thereby) have been converted.

2.    VALUATION.
      ----------

      (a) The value of Texas Fund's Net Assets to be acquired by Federal Fund hereunder shall in each case be computed as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Texas Fund's currently effective prospectus.

      (b) The net asset value of a share of beneficial interest of Texas Fund Class A Shares and of Texas Fund Class C Shares shall be determined to the fourth decimal place as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Texas Fund's currently effective prospectus.

      (c) The net asset value of a share of common stock of Federal Fund Class A Shares and Federal Fund Class C Shares shall be determined to the nearest full cent as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Federal Fund's currently effective prospectus.

3.    CLOSING AND CLOSING DATE.
      -------------------------

      The Closing Date shall be February 20, 2003, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Tax-Free Trust at 2:00 p.m. Pacific time on the Closing Date. Tax-Free Trust, on behalf of Texas Fund, shall have provided for delivery as of the Closing those Net Assets of Texas Fund to be transferred to the account of Federal Fund's custodian, Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286. Also, Tax-Free Trust, on behalf of Texas Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of its Texas Fund Class A Shares and Texas Fund Class C Shares and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Federal Fund shall issue and deliver a certificate or certificates evidencing the shares of common stock of Federal Fund to be delivered to the account of Texas Fund at said transfer agent registered in such manner as the officers of Tax-Free Trust, on behalf of Texas Fund, may request, or provide evidence satisfactory to Tax-Free Trust that such Federal Fund Shares have been registered in an account on the books of Federal Fund in such manner as the officers of Tax-Free Trust may request.

4.    REPRESENTATIONS AND WARRANTIES BY FEDERAL FUND.
      ----------------------------------------------

      Federal Fund represents and warrants to Tax-Free Trust that:

      (a) Federal Fund is a corporation created under the laws of the State of California on January 7, 1982, and is validly existing under the laws of that State. Federal Fund is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Federal Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act.

      (b) Federal Fund is authorized to issue 10,000,000,000 shares of common stock, no par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Federal Fund is further divided into four classes of shares of which two classes of shares are Federal Fund Class A Shares and Federal Fund Class C Shares, and 3,000,000,000 shares of common stock, no par value, has been allocated and designated to each of these classes of shares.

      (c) The financial statements appearing in the Federal Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2002, audited by PricewaterhouseCoopers LLP, and the financial statements for Federal Fund for the six-month period ended October 31, 2002, copies of which have been delivered to Tax-Free Trust, fairly present the financial position of Federal Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The books and records of Federal Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Federal Fund.

      (e) Federal Fund has the necessary power and authority to conduct its business as such business is now being conducted.

      (f) Federal Fund is not a party to or obligated under any provision of its Articles of Incorporation, as amended, ("Articles of Incorporation") or Amended By-laws ("By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement and Plan.

      (g) Federal Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Federal Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Agreement and Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

      (h) Federal Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      (i) Federal Fund does not have any unamortized or unpaid organizational fees or expenses.

5.    REPRESENTATIONS AND WARRANTIES BY TAX-FREE TRUST ON BEHALF OF TEXAS FUND.
      -------------------------------------------------------------------------

      Tax-Free Trust represents and warrants to Federal Fund that:

      (a) Texas Fund is a series of Tax-Free Trust, a business trust created under the laws of the Commonwealth of Massachusetts on September 14, 1984, and is validly existing under the laws of that Commonwealth. Tax-Free Trust is duly registered under the 1940 Act as an open-end, management investment company and all of Tax-Free Trust's Texas Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

      (b) Tax-Free Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights and currently issues shares of 26 series, including Texas Fund. Texas Fund is further divided into two classes of shares consisting of Texas Fund Class A Shares and Texas Fund Class C Shares, and an unlimited number of shares of beneficial interest of Tax-Free Trust, no par value, have been allocated and designated to each Class of Texas Fund.

      (c) The financial statements appearing in the Tax-Free Trust's Annual Report to Shareholders for the fiscal year ended February 28, 2002, audited by PricewaterhouseCoopers, LLP, and the financial statements for Texas Fund for the six-month period ended August 31, 2002, copies of which have been delivered to Federal Fund, fairly present the financial position of Texas Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The books and records of Texas Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Texas Fund.

      (e) Tax-Free Trust has the necessary power and authority to conduct Texas Fund's business as such business is now being conducted.

      (f) Tax-Free Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended ("Declaration of Trust") or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement and Plan.

      (g) Tax-Free Trust has elected to treat Texas Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Texas Fund is a "fund" as defined in Section 851(g)(2) of the Code, Texas Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Agreement and Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

      (h) Texas Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      (i) Texas Fund does not have any unamortized or unpaid organization fees or expenses.

6.    REPRESENTATIONS AND WARRANTIES BY TAX-FREE TRUST AND FEDERAL FUND.
      ------------------------------------------------------------------

      Tax-Free Trust, on behalf of Texas Fund, and Federal Fund, each represents and warrants to the other that:

      (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m. Pacific time on the Closing Date for the purpose of determining the number of Federal Fund Shares to be issued pursuant to Section 1 of this Agreement and Plan, will accurately reflect each Fund's Net Assets and outstanding shares of beneficial interest in the case of Texas Fund, and common stock in the case of Federal Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

      (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

      (c) Except as disclosed in its currently effective prospectus relating to Texas Fund, in the case of Tax-Free Trust, and Federal Fund, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither Federal Fund nor Tax-Free Trust are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Federal Fund's or Texas Fund's business or their ability to consummate the transactions herein contemplated.

      (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

      (e) The execution, delivery, and performance of this Agreement and Plan have been duly authorized by all necessary action of its Board of Trustees, in the case of Tax-Free Trust, and its Board of Directors in the case of Federal Fund, and this Agreement and Plan, subject to the approval of Texas Fund's shareholders in the case of Tax-Free Trust, constitutes a valid and binding obligation enforceable in accordance with its terms.

      (f) It anticipates that consummation of this Agreement and Plan will not cause Texas Fund, in the case of Tax-Free Trust, and Federal Fund to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of its fiscal year.

      (g) It has the necessary power and authority to conduct the business of its Fund, as such business is now being conducted.

7.    COVENANTS OF TAX-FREE TRUST AND FEDERAL FUND.
      ---------------------------------------------

      (a) Tax-Free Trust, on behalf of Texas Fund, and Federal Fund each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business.

      (b) Tax-Free Trust, on behalf of Texas Fund, undertakes that it will not acquire Federal Fund Shares for the purpose of making distributions thereof to anyone other than Texas Fund's shareholders.

      (c) Tax-Free Trust, on behalf of Texas Fund, undertakes that, if this Agreement and Plan is consummated, it will liquidate and dissolve Texas Fund.

      (d) Tax-Free Trust, on behalf of Texas Fund, and Federal Fund each agree that, by the Closing, all of their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

      (e) At the Closing, Tax-Free Trust, on behalf of Texas Fund, will provide Federal Fund a copy of the shareholder ledger accounts, certified by Texas Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Texas Fund Shares as of 1:00 p.m. Pacific time on the Closing Date who are to become shareholders of Federal Fund as a result of the transfer of assets that is the subject of this Agreement and Plan.

      (f) The Board of Trustees of Tax-Free Trust shall call and Tax-Free Trust shall hold, a Special Meeting of Texas Fund's shareholders to consider and vote upon this Agreement and Plan (the "Special Meeting") and Tax-Free Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Tax-Free Trust agrees to mail to each shareholder of record of Texas Fund entitled to vote at the Special Meeting at which action on this Agreement and Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

      (g) Federal Fund will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Federal Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.    CONDITIONS PRECEDENT TO BE FULFILLED BY TAX-FREE TRUST AND FEDERAL FUND.
      ------------------------------------------------------------------------

      The consummation of this Agreement and Plan hereunder shall be subject to the following respective conditions:

      (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement and Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

      (b) That each party shall have delivered to the other party a copy of the resolutions approving the Agreement and Plan adopted and approved by the appropriate action of its Board of Trustees, in the case of Texas Fund, and its Board of Directors, in the case of Federal Fund, certified by its Secretary or equivalent officer of each of the Funds.

      (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan of Reorganization under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

      (d) That this Agreement and Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Texas Fund at an annual or special meeting or any adjournment thereof.

      (e) That a distribution or distributions shall have been declared for Texas Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

      (f) That there shall be delivered to Tax-Free Trust, on behalf of Texas Fund, and Federal Fund an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Tax-Free Trust and Federal Fund, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and Plan, the laws of the Commonwealth of Massachusetts and the State of California and based upon certificates of the officers of Tax-Free Trust and Federal Fund with regard to matters of fact:

            (1) The acquisition by Federal Fund of substantially all the assets of Texas Fund as provided for herein in exchange for Federal Fund Shares followed by the distribution by Texas Fund to its shareholders of Federal Fund Shares in complete liquidation of Texas Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Texas Fund and Federal Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

            (2) No gain or loss will be recognized by Texas Fund upon the transfer of substantially all of its assets to Federal Fund in exchange solely for voting shares of Federal Fund (Sections 361(a) and 357(a) of the Code);

            (3) No gain or loss will be recognized by Federal Fund upon the receipt by it of substantially all of the assets of Texas Fund in exchange solely for voting shares of Federal Fund (Section 1032(a) of the Code);

            (4) No gain or loss will be recognized by Texas Fund upon the distribution of Federal Fund Shares to its shareholders in liquidation of Texas Fund (in pursuance of the Reorganization) (Section 361(c)(1) of the
      Code);

            (5) The basis of the assets of Texas Fund received by Federal Fund will be the same as the basis of such assets to Texas Fund immediately prior to the exchange (Section 362(b) of the Code);

            (6) The holding period of the assets of Texas Fund received by Federal Fund will include the period during which such assets were held by Texas Fund (Section 1223(2) of the Code);

            (7) No gain or loss will be recognized to the shareholders of Texas Fund upon the exchange of their shares in Texas Fund for voting shares of Federal Fund, including fractional shares to which they may be entitled (Section 354(a) of the Code);

            (8) The basis of Federal Fund Shares received by the shareholders of Texas Fund shall be the same as the basis of the Texas Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

            (9) The holding period of Federal Fund Shares received by shareholders of Texas Fund (including fractional shares to which they may be entitled) will include the holding period of the Texas Fund Shares surrendered in exchange therefor, provided that the Texas Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

            (10) Federal Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Texas Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

      (g) That there shall be delivered to Federal Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Tax-Free Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

            (1) Texas Fund is a series of Tax-Free Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on September 18, 1984, and is a validly existing business trust and in good standing under the laws of that commonwealth;

            (2) Tax-Free Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value. Two (2) classes of shares of Texas Fund have been designated as Texas Fund Class A Shares and Texas Fund Class C Shares, and an unlimited number of shares of beneficial interest of Tax-Free Trust has been allocated to each of class of shares. Assuming that the initial shares of beneficial interest of Texas Fund were issued in accordance with the 1940 Act and the Declaration of Trust and By-laws of Tax-Free Trust, and that all other outstanding shares of Texas Fund were sold, issued and paid for in accordance with the terms of Texas Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

            (3) Texas Fund is an open-end investment company of the management type registered as such under the 1940 Act;

            (4) Except as disclosed in Texas Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Tax-Free Trust, the unfavorable outcome of which would materially and adversely affect Tax-Free Trust or Texas Fund;

            (5) The execution and delivery of this Agreement and Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of Tax-Free Trust; and

            (6) Neither the execution, delivery, nor performance of this Agreement and Plan by Tax-Free Trust, on behalf of Texas Fund, violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Tax-Free Trust is a party or by which Tax-Free Trust is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of Tax-Free Trust and Texas Fund and is enforceable against Tax-Free Trust and/or Texas Fund in accordance with its terms.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Tax-Free Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Tax-Free Trust.

      (h) That there shall be delivered to Tax-Free Trust, on behalf of Texas Fund, an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Federal Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

            (1) Federal Fund is a corporation organized under the laws of the State of California on January 7, 1982 and is a validly existing corporation and in good standing under the laws of that State;

            (2) Federal Fund is authorized to issue 10,000,000,000 shares of common stock, no par value. Federal Fund is further divided into four (4) classes of shares of which two classes of shares are Federal Fund Class A Shares and Federal Fund Class C Shares, and 3,000,000,000 shares of common stock, no par value, has been allocated and designated to each class of shares. Assuming that the initial shares of common stock of Federal Fund were issued in accordance with the 1940 Act, and the Articles of Incorporation and By-laws of Federal Fund, and that all other outstanding shares of Federal Fund were sold, issued and paid for in accordance with the terms of Federal Fund's prospectus in effect at the time of such sales, each such outstanding share of Federal Fund is fully paid, non-assessable, freely transferable and has full voting rights;

            (3) Federal Fund is an open-end investment company of the management type registered as such under the 1940 Act;

            (4) Except as disclosed in Federal Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Federal Fund, the unfavorable outcome of which would materially and adversely affect Federal Fund;

            (5) Federal Fund Shares to be issued pursuant to the terms of this Agreement and Plan have been duly authorized and, when issued and delivered as provided in this Agreement and Plan, will have been validly issued and fully paid and will be non-assessable by Federal Fund;

            (6) The execution and delivery of this Agreement and Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary company action on the part of Federal Fund;

            (7) Neither the execution, delivery, nor performance of this Agreement and Plan by Federal Fund violates any provision of its Articles of Incorporation or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Federal Fund is a party or by which Federal Fund is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of Federal Fund and is enforceable against Federal Fund in accordance with its terms; and

            (8) The registration statement of Federal Fund, of which the prospectus dated September 1, 2002 (the "Prospectus") is a part, is at the time of the signing of this Agreement and Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Agreement and Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Federal Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Federal Fund.

      (i) That Texas Fund shall have received a certificate from the President and Secretary of Federal Fund to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement and Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

      (j) That Federal Fund's Registration Statement with respect to Federal Fund Shares to be delivered to Texas Fund's shareholders in accordance with this Agreement and Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

      (k) That Federal Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Federal Fund Shares lawfully to be delivered to each holder of Texas Fund Shares.

      (l) That, at the Closing, there shall be transferred to Federal Fund, aggregate Net Assets of Texas Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Texas Fund on the Closing Date.

      (m) That there be delivered to Federal Fund information concerning the tax basis of Texas Fund in all securities transferred to Federal Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of Texas Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Texas Fund respect to each shareholder.

9. BROKERAGE FEES AND EXPENSES.
   ----------------------------

      (a) Tax-Free Trust, on behalf of Texas Fund, and Federal Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

      (b) The expenses of entering into and carrying out the provisions of this Agreement and Plan shall be borne one-quarter by Federal Fund, one-quarter by Texas Fund, and one-half by Franklin Advisers, Inc.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.
    -----------------------------------------

      (a) Anything contained in this Agreement and Plan to the contrary notwithstanding, this Agreement and Plan may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Texas Fund) prior to the Closing, or the Closing may be postponed as follows:

            (1) by mutual consent of Tax-Free Trust on behalf of Texas Fund and of Federal Fund;

            (2) by Federal Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

            (3) by Tax-Free Trust, on behalf of Texas Fund, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived.

    An election by Federal Fund or Tax-Free Trust to terminate this Agreement and Plan and to abandon the Reorganization shall be exercised respectively, by the Board of Directors of Federal Fund or the Board of Trustees of Tax-Free Trust.

      (b) If the transactions contemplated by this Agreement and Plan have not been consummated by August 31, 2003, the Agreement and Plan shall automatically terminate on that date, unless a later date is agreed to by both Federal Fund and Tax-Free Trust.

      (c) In the event of termination of this Agreement and Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Tax-Free Trust nor Federal Fund nor their trustees, directors, officers, or agents or the shareholders of Texas Fund or Federal Fund shall have any liability in respect of this Agreement and Plan, but all expenses incidental to the preparation and carrying out of this Agreement and Plan shall be paid as provided in Section 9(b) hereof.

      (d) At any time prior to the Closing, any of the terms or conditions of this Agreement and Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees, in the case of Texas Fund, or Board of Directors, in the case of Federal Fund, if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement and Plan to its shareholders, on behalf of whom such action is taken.

      (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Reorganization on the Closing Date, and neither Tax-Free Trust nor Federal Fund, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of Tax-Free Trust or Federal Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

      (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Agreement and Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Tax-Free Trust, on behalf of Texas Fund, or Federal Fund, to be acceptable, such terms and conditions shall be binding as if a part of this Agreement and Plan without further vote or approval of the shareholders of Texas Fund, unless such terms and conditions shall result in a change in the method of computing the number of Federal Fund Shares to be issued to Texas Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Texas Fund prior to the meeting at which the transactions contemplated by this Agreement and Plan shall have been approved, this Agreement and Plan shall not be consummated and shall terminate unless Tax-Free Trust shall promptly call a special meeting of the shareholders of Texas Fund at which such conditions so imposed shall be submitted for approval.

11.   ENTIRE AGREEMENT AND AMENDMENTS.
      --------------------------------

      This Agreement and Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Agreement and Plan other than those set forth herein or herein provided for. This Agreement and Plan may be amended only by mutual consent of the parties in writing. Neither this Agreement and Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.   COUNTERPARTS.
      -------------

      This Agreement and Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.   NOTICES.
      --------

      Any notice, report, or demand required or permitted by any provision of this Agreement and Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Federal Tax-Free Income Fund, at One Franklin Parkway, San Mateo, California 94403, Attention: Secretary, or Franklin Tax-Free Trust, at One Franklin Parkway, San Mateo, California 94403, Attention: Secretary, as the case may be.


14.   GOVERNING LAW.
      --------------

      This Agreement and Plan shall be governed by and carried out in accordance with the laws of The Commonwealth of Massachusetts.

      IN WITNESS WHEREOF, Tax-Free Trust, on behalf of Texas Fund, and Federal Fund, have each caused this Agreement and Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                              FRANKLIN TAX-FREE TRUST, ON BEHALF OF FRANKLIN TEXAS TAX-FREE INCOME FUND
Attest:

-----------------                   By:-----------------
/s/Murray L. Simpson                 /s/David P. Goss
   Secretary                            Vice President

                              FRANKLIN FEDERAL TAX-FREE INCOME FUND
Attest:

-----------------                   By:-------------------
/s/Murray L. Simpson                 /s/David P. Goss
   Secretary                            Vice President





                                    EXHIBIT B

            FRANKLIN FEDERAL TAX-FREE INCOME FUND - CLASS A, B & C PROSPECTUS DATED SEPTEMBER 1, 2002, AS SUPPLEMENTED OCTOBER 1, 2002

The prospectus of Franklin Federal Tax-Free Income Fund - Class A, B & C dated September 1, 2002, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Franklin Federal Tax-Free Income Fund - Class A, B & C dated September 1, 2002, as supplemented October 1, 2002, is incorporated by reference to the electronic filings made on August 29, 2002 and September 27, 2002, under Accession Numbers 0000357310-02-000022 and 0000002768-02-000023.
..


                                    EXHIBIT C

                        ANNUAL REPORT TO SHAREHOLDERS OF
                    FRANKLIN FEDERAL TAX-FREE INCOME FUND
                              DATED APRIL 30, 2002

The Annual Report to shareholders of Franklin Federal Tax-Free Income Fund for the fiscal year ended April 30, 2002, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Federal Tax-Free Income Fund for the fiscal year ended April 30, 2002, is incorporated by reference to the electronic filing made on July 5, 2002, under Accession Number 0000357310-02-000016.








                       EVERY SHAREHOLDER'S VOTE IS IMPORTANT







                         PLEASE SIGN, DATE AND RETURN YOUR
                                    PROXY TODAY




                   Please detach at perforation before mailing.





PROXY                                                                    PROXY
                         SPECIAL SHAREHOLDERS' MEETING OF
                        FRANKLIN TEXAS TAX-FREE INCOME FUND
                                 FEBRUARY 6, 2003

The undersigned hereby revokes all previous proxies for his or her shares and appoints Rupert H. Johnson, Jr., Harmon E. Burns, Murray L. Simpson, Barbara J. Green, and David P. Goss, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Texas Tax-Free Income Fund ("Texas Fund") that the undersigned is entitled to vote at the Texas Fund's Special Shareholders' Meeting to be held at One Franklin Parkway, San Mateo, CA 94403 at 10:00 a.m. Pacific time on February 6, 2003, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.


                                VOTE VIA THE INTERNET:WWW.FRANKLINTEMPLETON.COM VOTE VIA THE TELEPHONE: 1-800-597-7836
                                CONTROL NUMBER:

                                Note: Please sign exactly as your name
                                appears on the proxy. If signing for
                                estates, trusts or corporations, your
                                title or capacity should be stated. If
                                shares are held jointly, each holder
                                must sign.

                                ---------------------------------------
                                Signature

                                ---------------------------------------
                                Signature

                                ---------------------------------------
                                Date

                             (Please see reverse side)

                       EVERY SHAREHOLDER'S VOTE IS IMPORTANT














                         PLEASE SIGN, DATE AND RETURN YOUR
                                    PROXY TODAY




                    Please detach at perforation before mailing.





THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN TAX-FREE TRUST ON BEHALF OF TEXAS FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF TEXAS FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH FRANKLIN FEDERAL TAX-FREE INCOME FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

 THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.



1. To approve or  disapprove  an  Agreement  and       FOR            AGAINST        ABSTAIN
Plan   of   Reorganization    ("Plan")   between       [ ]             [ ]             [ ]
Franklin  Tax-Free Trust on behalf of Texas Fund
and  Franklin   Federal   Tax-Free  Income  Fund
("Federal  Fund")  that  provides  for  (i)  the
acquisition of  substantially  all of the assets
of Texas Fund by Federal  Fund in  exchange  for
shares of Federal  Fund,  (ii) the  distribution
of such  shares  to the  shareholders  of  Texas
Fund,  and (iii) the  complete  liquidation  and
dissolution of Texas Fund.
                                                      GRANT           WITHHOLD        ABSTAIN
2. To grant the proxyholders the authority to          [ ]              [ ]             [ ]
transact any other business, not currently
contemplated, that may properly come before the
meeting.



                   IMPORTANT: PLEASE SIGN, DATE AND MAIL IN YOUR
                   ---------
                                    PROXY...TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.





                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                    FRANKLIN FEDERAL TAX-FREE INCOME FUND
                             DATED NOVEMBER [], 2002


                                 ACQUISITION OF
                                  THE ASSETS OF
                      FRANKLIN TEXAS TAX-FREE INCOME FUND,
                       A SERIES OF FRANKLIN TAX-FREE TRUST

                      BY AND IN EXCHANGE FOR SHARES OF THE
                    FRANKLIN FEDERAL TAX-FREE INCOME FUND

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Texas Tax-Free Income Fund for shares of Franklin Federal Tax-Free Income Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

            1. Statement of Additional Information of Franklin Federal Tax-Free Income Fund - Class A, B & C dated September 1, 2002.

            2. Statement of Additional Information of Franklin Texas Tax-Free Income Fund dated July 1, 2002.

            3. Annual Report of Franklin Texas Tax-Free Income Fund for the year ended February 28, 2002.

            4. Semi-Annual Report of Franklin Texas Tax-Free Income Fund for the six months ended August 31, 2002.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated November [], 2002, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Federal Tax-Free Income Fund, One Franklin Parkway, San Mateo, CA 94403-1906.

--------------------------------------------------------------

The Statement of Additional Information of Franklin Federal Tax-Free Income Fund
- Class A, B & C dated September 1, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Federal Tax-Free Income Fund - Class A, B & C dated September 1, 2002, is incorporated by reference to the electronic filing made on August 29, 2002, under Accession Number 0000357310-02-000022.


The Statement of Additional Information of Franklin Texas Tax-Free Income Fund dated July 1, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Texas Tax-Free Income Fund dated July 1, 2002, is incorporated by reference to the electronic filing made on June 27, 2002, under Accession Number 0000757010-02-000013.

The Annual Report to shareholders of Franklin Texas Tax-Free Income Fund dated February 28, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Texas Tax-Free Income Fund dated February 28, 2002, is incorporated by reference to the electronic filing made on May 6, 2002, under Accession Number 0000757010-02-000005.

The Semi-Annual Report to shareholders of Franklin Texas Tax-Free Income Fund dated August 31, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. The Semi-Annual Report to shareholders of Franklin Texas Tax-Free Income Fund dated August 31, 2002, has not yet been filed, but will be included in the 497(b) filing of definitive proxy materials and will be delivered to all shareholders requesting this SAI.


                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

Please see the By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except 4(a), 12(a), 14(a) and 16(a):

      (1)   Copies of the charter of the Registrant as now in effect;

            (a)   Articles of Incorporation dated January 5, 1981
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (b) Certificate of Amendment of Articles of Incorporation dated November 1, 1982
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (c) Certificate of Amendment of Articles of Incorporation dated June 20, 1983
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (d) Certificate of Amendment of Articles of Incorporation dated September 20, 1983
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (e) Certificate of Amendment of Articles of Incorporation dated April 11, 1995
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a)   By-Laws
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (b)   Amendment to By-Laws dated November 17, 1987
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (c)   Amendment to By-Laws dated February 28, 1994
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

            Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

            (a) The Agreement and Plan of Reorganization is included in this registration statment as Exhibit A to the Prospectus/Proxy Statement

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (a) Management Agreement between the Registrant and Franklin Advisers, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (a) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 29, 2001

            (b) Forms of Dealer Agreement between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                  Filing: Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: December 23, 1998

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

            Not Applicable.

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

            (a) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 20
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 21, 1997

            (b) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 20
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 21, 1997

            (c) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 21
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: June 23, 1998

            (d) Amendment dated February 27, 1998 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 23
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: December 23, 1998

            (e) Amendment dated May 1, 2002, to Exhibit A of the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 29, 2002

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

            (a) Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (b) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc.
                  dated May 1, 1994
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 29, 2001

            (c) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc.
                  dated October 16, 1998
                  Filing: Post-Effective Amendment No. 23 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: June 22, 1999

            (d)   Multiple Class Plan dated November 20, 2001
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 29, 2002

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a)   Opinion and Consent of Counsel dated June 19, 1998
                  Filing: Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: June 23, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

            (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 29, 2001

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

            (a)   Consent of PricewaterhouseCoopers LLP, independent auditors

      (15)  All financial statements omitted pursuant to Item 14(a)(1);

            Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

            (a)   Power of Attorney

      (17) Any additional exhibits which the Registrant may wish to file.

            Not Applicable.

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

            (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.



                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 25th day of October, 2002.

                              FRANKLIN FEDERAL TAX-FREE INCOME FUND
                                  (Registrant)

                              By: /s/David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:



RUPERT H. JOHNSON, JR.*                  President and Chief Executive Officer
------------------------                 - Investment Management and Director
Rupert H. Johnson, Jr.                   Dated: October 25, 2002


KIMBERLEY H. MONASTERIO*                 Treasurer and Chief Financial
------------------------                 Officer
Kimberley H. Monasterio                  Dated: October 25, 2002

FRANK H. ABBOTT, III*                    Director
---------------------                    Dated: October 25, 2002
Frank H. Abbott, III

HARRIS J. ASHTON*                        Director
-----------------                        Dated: October 25, 2002
Harris J. Ashton

HARMON E. BURNS*                         Director
----------------                         Dated: October 25, 2002
Harmon E. Burns

ROBERT F. CARLSON*                       Director
------------------                       Dated: October 25, 2002
Robert F. Carlson

S. JOSEPH FORTUNATO*                     Director
--------------------                     Dated: October 25, 2002
S. Joseph Fortunato

CHARLES B. JOHNSON*                      Director
-------------------                      Dated: October 25, 2002
Charles B. Johnson

FRANK W.T. LAHAYE*                       Director
------------------                       Dated: October 25, 2002
Frank W.T. LaHaye

GORDON S. MACKLIN*                       Director
------------------                       Dated: October 25, 2002
Gordon S. Macklin


*By: /s/David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)


/s/Jimmy D. Gambill                      Chief Executive Officer -
                                         Finance and Administration




                    FRANKLIN FEDERAL TAX-FREE INCOME FUND
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.        DESCRIPTION                                       LOCATION

EX-99.(11)(a)      Form of Opinion and Consent of Counsel            Attached
                   Supporting Tax Matters and Consequences to
                   Shareholders

EX-99.(14)(a)      Consent of Auditors, PricewaterhouseCoopers LLC   Attached

EX-99.(16)(a)      Power of Attorney                                 Attached